SUBSEQUENT EVENTS (Details Narrative) - USD ($)		1 Months Ended	2 Months Ended	12 Months Ended
	Jan. 06, 2026	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Mar. 10, 2026	Mar. 09, 2026	Nov. 26, 2025	Jul. 11, 2025	Apr. 08, 2021
Subsequent Event [Line Items]
Interest paid				$ 259,000	$ 1,000
Proceeds from issuance of debt				9,700,000
Restricted cash				$ 4,000,000
Common stock, shares authorized (in shares)				150,000,000	150,000,000				150,000,000	45,000,000
Related Party Note Receivable [Member]
Subsequent Event [Line Items]
Related party receivable								$ 134,712
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt			$ 3,400,000
Options grants		216,448
Options outstanding, weighted average remaining contractual term (year)		10 years
Common stock, shares authorized (in shares)						300,000,000	150,000,000
Subsequent Event [Member] | High Trail [Member]
Subsequent Event [Line Items]
Repayments of debt in stock, shares			1,380,359
Debt, principal amount accelerated			$ 2,100,000
Restricted cash							$ 4,000,000.0
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Options exercises, weighted average exercise price (in dollars per share)		$ 1.08
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Options exercises, weighted average exercise price (in dollars per share)		$ 1.69
Subsequent Event [Member] | Nonqualified Vested Stock Options [Member]
Subsequent Event [Line Items]
Option excercised			129,735
Related Party Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of debt	$ 1,000,000.0
Interest paid	$ 7,025
Fang Family Fund ILLC Note [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from issuance of debt		$ 700,000
Interest arte		6.00%